BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2013
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3.      BUSINESS COMBINATIONS

(a) On March 10, 2011, to further expand the location-based solutions business, the Group acquired the remaining 80% equity interest of PDAger and certain technology platforms from the shareholders of PDAger with a total cash consideration of $8,291, and accordingly PDAger became a 100% held subsidiary of the Group. The Group paid the cash consideration of $7,953 as of December 31, 2011 and the remaining consideration of $338 was paid in February 2012.

The acquisition was accounted for using the acquisition method of accounting and the results of the operations of PDAger (revenue of $5,387 and net income of $469) were included in the Group’s consolidated financial statements for the year ended December 31, 2011.

In connection with the business combination transaction, the Company re-measured its previously held 20% equity interest in PDAger at the acquisition-date at fair value of $1,679 and recognized a gain of $995 in “gain on re-measurement of fair value of the equity method investment” in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2011.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm as follows:

		Amortization period

Cash	2,147
Accounts receivables	1,577
Prepaid expense and other current assets	289
Deferred tax assets	222
Prepaid income tax	277
Property and equipment, net	139
Intangible assets:
Partnership agreement	3,219	4.8 years
Customer relationship	2,043	4.8 years
Complete technology	1,419	4.8 years
Operating licenses	21	3.5 years
Accrued expenses and other current liabilities	(702)
Deferred revenue	(2,137)
Deferred tax liabilities	(1,005)
Re-measured fair value of previous 20% equity method investment	(1,679)
Goodwill	2,461

Total	8,291

(b) On March 24, 2011, the Group acquired 100% equity interest of Etag and certain technology patents from the shareholders of Etag with a cash consideration of $3,162. Etag was a software developer specialized in wireless location based application software used in personal navigation systems.

The acquisition was accounted for using the acquisition method of accounting and the results of the operations of Etag (revenue of $822 and net income of $32) were included in the Group’s consolidated financial statements for the year ended December 31, 2011.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm as follows:

		Amortization period

Cash	1
Receivable and other current assets	21
Deferred tax assets	128
Intangible assets:
Complete technology	707	3.8 years
Non-compete agreement	38	3.0 years
Deferred tax liabilities	(182)
Other current liabilities	(230)
Goodwill	2,679

Total	3,162

(c) On December 12, 2013 the Company acquired Alohar, a company headquartered in California focusing on mobile location-based technologies, for a total consideration of $29,214 in cash. The Company also issued 784,864 nonvested shares and 1,699,152 cash-settled nonvested shares, the settlement amount of which is computed based on the fair value of the Company’s ordinary share on each vesting date, to Alohar’s employees as long term incentives. The 784,864 nonvested shares will vest in two years and 1,699,152 cash-settled nonvested shares will vest in two to five years, subject to the recipient’s continued employment with the Group and are accounted for as share-based compensation as discussed in Note 18. As of December 31, 2013, the Company had paid $26,242 in cash, of which $6,560 are held in escrow for a period of twelve months starting from the merger transaction closing date of December 12, 2013 as security for the indemnification obligations of Alohar shareholders under the merger agreement with Alohar. The remaining consideration of $2,972 will be paid by the end of 2015.

The acquisition was accounted for using the acquisition method of accounting and the results of the operations of Alohar (revenue of nil and net loss of $115) were included in the Group’s consolidated financial statements for the year ended December 31, 2013.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, which was as follows:

		Amortization period

Cash	349
Receivable and other assets	8
Fixed assets	8
Intangible assets:
Complete technology	2,500	5.0 years
Complete applications	1,700	1.1 years
Non-compete agreement	1,100	3.0 years
Payable and other liabilities	(68)
Loan payable to AutoNavi	(520)
Deferred tax liabilities	(2,160)
Goodwill	26,297

Total	29,214

The Group measured the fair value of the purchased intangible assets using the cost approach and the income approach, which includes discounted cash flow method and relief from royalty method. These purchased intangible assets are considered Level 3 assets because the Group used unobservable inputs, such as development cost of certain application software, forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets. The goodwill resulted from the acquisition of PDAger, Etag and Alohar is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following unaudited pro forma information summarizes the effect of the acquisition of PDAger and Etag, as if the two acquisitions had occurred on January 1, 2010.

For the year ended December 31, 2011

Pro forma net revenue	128,103
Pro forma net income	36,419

The following unaudited pro forma information presents the effect of the acquisition of Alohar, as if Alohar were acquired on January 1, 2012.

	For the year ended December 31,
	2012	2013
Pro forma net revenue	163,272	143,140
Pro forma net income/(loss)	32,584	(25,707)

The pro forma information is presented for information purposes only and does not purport to represent the actual results that may have occurred had the acquisitions actually taken place at the beginning of the period indicated, nor is it necessarily indicative of future results of operations.